Segment reporting	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment reporting
4.
Segment reporting

The Group operates within the transportation and logistics industry in the United States, Canada and, until August 31, 2022, Mexico in different reportable segments, as described below. The reportable segments are managed independently as they require different technology and capital resources. For each of the operating segments, the Group’s CEO reviews internal management reports. The following summary describes the operations in each of the Group’s reportable segments:

Package and Courier:	Pickup, transport and delivery of items across North America.
Less-Than-Truckload (a):	Pickup, consolidation, transport and delivery of smaller loads.
Truckload (b):

Full loads carried directly from the customer to the destination using a closed van or specialized equipment to meet customers’ specific needs. Includes expedited transportation, flatbed, tank, container and dedicated services.

Logistics:	Asset-light logistics services, including brokerage, freight forwarding and transportation management, as well as small package parcel delivery.

(a)
The Less-Than-Truckload reporting segment represents the aggregation of the Canadian Less-Than-Truckload and U.S. Less-Than-Truckload operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services. Additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends.

(b)
Prior to August 31, 2022, the Truckload reporting segment represented the aggregation of the Canadian Conventional Truckload, U.S. Conventional Truckload, and Specialized Truckload operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services. Additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends. On August 31,2022, the Group sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the U.S. Conventional Truckload operating segment. Subsequent to the sale, the remaining business operations in the Group’s U.S. Conventional Truckload operating segment were transferred to the Specialized Truckload operating segment. Because the transfer was amongst operating segments in the same reportable segment and the aggregation criteria continued to be met, there was no impact on the reportable segment results.

Information regarding the results of each reportable segment is included below. Performance is measured based on segment operating income or loss. This measure is included in the internal management reports that are reviewed by the Group’s CEO and refers to “Operating income” in the consolidated statements of income. Segment’s operating income or loss is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Corporate	Eliminations	Total
2023
Revenue(1)	461,930	2,777,308	1,625,592	1,604,878	-	(52,822)	6,416,886
Fuel surcharge(1)	121,268	591,259	310,446	92,138	-	(10,830)	1,104,281
Total revenue(1)	583,198	3,368,567	1,936,038	1,697,016	-	(63,652)	7,521,167
Operating income (loss)	114,360	310,429	237,393	160,112	(64,659)	-	757,635
Selected items:
Depreciation and
amortization	25,070	173,684	194,761	47,914	546	-	441,975
Loss on sale of
land and buildings	-	(35)	(5)	-	-	-	(40)
Gain, net of impairment,
on sale of assets held for sale	-	10,546	3,949	226	-	-	14,721
Loss on sale of business	-	-	-	-	(3,011)	-	(3,011)
Intangible assets	183,841	194,782	857,666	782,923	89	-	2,019,301
Total assets	359,177	2,329,677	2,004,163	1,140,174	450,429	-	6,283,620
Total liabilities	100,733	778,018	462,812	336,875	2,013,900	(128)	3,692,210
Additions to property
and equipment	22,136	217,191	115,048	5,561	311	-	360,247

2022
Revenue(1)	498,972	3,243,556	1,986,331	1,689,122	-	(60,917)	7,357,064
Fuel surcharge(1)	151,872	779,607	464,707	74,158	-	(14,917)	1,455,427
Total revenue(1)	650,844	4,023,163	2,451,038	1,763,280	-	(75,834)	8,812,491
Operating income	134,306	470,807	366,868	140,446	33,611	-	1,146,038
Selected items:
Depreciation and
amortization	26,532	152,666	212,430	38,244	721	-	430,593
Gain on sale of
land and buildings	-	-	43	-	-	-	43
Gain, net of impairment,
on sale of assets held for sale	-	55,714	22,197	-	-	-	77,911
Gain on sale of business	-	-	-	-	73,653	-	73,653
Intangible assets	180,119	167,798	775,464	468,547	182	-	1,592,110
Total assets	362,724	2,275,672	1,861,093	731,564	274,777	-	5,505,830
Total liabilities	126,383	836,937	464,962	239,916	1,374,687	(125)	3,042,760
Additions to property
and equipment	15,097	168,667	165,953	1,150	402	-	351,269

(1) Includes intersegment revenue and intersegment fuel surcharge

Geographical information

Revenue is attributed to geographical locations based on the origin of service’s location.

	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Eliminations	Total
2023
Canada	583,198	608,545	1,139,272	271,136	(34,915)	2,567,236
United States	-	2,760,022	796,766	1,425,880	(28,737)	4,953,931
Total	583,198	3,368,567	1,936,038	1,697,016	(63,652)	7,521,167

2022
Canada	650,844	667,506	1,182,198	256,714	(34,202)	2,723,060
United States	-	3,355,657	1,268,840	1,488,941	(41,632)	6,071,806
Mexico	-	-	-	17,625	-	17,625
Total	650,844	4,023,163	2,451,038	1,763,280	(75,834)	8,812,491

Segment assets are based on the geographical location of the assets.

	As at	As at
	December 31, 2023	December 31, 2022
Property and equipment, right-of-use assets and intangible assets
Canada	2,208,595	1,848,746
United States	2,651,808	2,256,959
	4,860,403	4,105,705